Right-of-use assets and Lease liabilities - Components of Right-of-Use Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Total right-of-use assets	$ 447	$ 449
Land
Disclosure of quantitative information about right-of-use assets [line items]
Total right-of-use assets	22	21
Buildings and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Total right-of-use assets	385	392
Machinery & equipment and other assets
Disclosure of quantitative information about right-of-use assets [line items]
Total right-of-use assets	$ 40	$ 36